Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Off-balance sheet commitments	262,877	273,380
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	184,989	197,579
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,037,987	1,036,743
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	81,616	69,203
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	76,882	75,259
Gross carrying/nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	263,103	273,512
Gross carrying/nominal amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,584,710	2,350,116
Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	184,989	197,579
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,052,477	1,045,475
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	460,809	434,271
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	527,088	540,499
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	64,580	70,705
Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	81,658	69,219
Gross carrying/nominal amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	772,408	615,179
Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	399,717	355,664
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(226)	(132)
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(15,566)	(9,243)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(14,490)	(8,732)
Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(4,731)	(3,134)
Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,494)	(5,438)
Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(265)	(160)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(42)	(16)
Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(175)	(118)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(141)	(166)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	677,308	619,866
Financial assets and off-balance sheet loan commitments	2,569,144	2,340,873
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	391,762	351,725
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	659,049	599,700
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,259	20,166
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,037,987	1,036,743
IFRS 9 | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	456,078	431,137
IFRS 9 | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	517,594	535,061
IFRS 9 | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	64,315	70,545
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	81,616	69,203
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	772,233	615,061
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	304,481	154,099
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,094	4,956
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	40,420	38,380
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	230,628	240,862
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	391,762	351,725
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets [line items]
Financial assets	1,906,543	1,729,873
Off-balance sheet commitments	678,167	620,243
Financial assets and off-balance sheet loan commitments	2,584,710	2,350,116
IFRS 9 | Gross carrying/nominal amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	391,903	351,891
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	659,783	600,029
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	236,170	223,314
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	299,802	278,524
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	123,811	98,191
IFRS 9 | Gross carrying/nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,384	20,214
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	900	804
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	12,946	14,804
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,538	4,606
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,052,477	1,045,475
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	460,809	434,271
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	527,088	540,499
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	64,580	70,705
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	81,658	69,219
IFRS 9 | Gross carrying/nominal amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	772,408	615,179
IFRS 9 | Gross carrying/nominal amount | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	304,486	154,101
IFRS 9 | Gross carrying/nominal amount | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,094	4,956
IFRS 9 | Gross carrying/nominal amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	40,420	38,380
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	61,716	53,093
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	230,628	240,862
IFRS 9 | Gross carrying/nominal amount | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	88,719	85,788
IFRS 9 | Gross carrying/nominal amount | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,061	91,092
IFRS 9 | Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	391,903	351,891
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(14,707)	(8,866)
Off-balance sheet commitments	(859)	(377)
Financial assets and off-balance sheet loan commitments	(15,566)	(9,243)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(141)	(166)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(734)	(329)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(40)	(15)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(650)	(307)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(44)	(7)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(125)	(48)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)	(1)
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(114)	(44)
IFRS 9 | Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(10)	(3)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(14,490)	(8,732)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(4,731)	(3,134)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,494)	(5,438)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(265)	(160)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(42)	(16)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(175)	(118)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(5)	(2)
IFRS 9 | Allowance for ECL | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(80)	(53)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(90)	(63)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	$ (141)	$ (166)